Group statement of changes in equity - USD ($) $ in Millions		Total		Share Capital And Capital Reserve [Member]	Treasury shares [member]	Reserve of exchange differences on translation [member]	Total Reserve Of Available-For-Sale Securities And Cash Flow Hedges [Member]	Retained earnings [member]		Equity attributable to owners of parent [member]		Non-controlling interests, hybrid bonds [Member]	Non-controlling interests, other interest [Member]
Equity outstanding, beginning of period at Dec. 31, 2019	[1]	$ 100,708		$ 46,525	$ (14,412)	$ (6,495)	$ (912)	$ 73,706		$ 98,412		$ 0	$ 2,296
Profit (loss) for the year	[1]	(20,729)	[2]					(20,305)		(20,305)		256	(680)
Other comprehensive income	[1]	(1,641)	[2]			(2,224)	98	448		(1,678)			37
Total comprehensive income	[1]	(22,370)	[2]			(2,224)	98	(19,857)		(21,983)		256	(643)
Dividends		(6,605)	[1],[3]	0				(6,367)	[1],[3]	(6,367)	[1],[3]		(238)	[1],[3]
Cash flow hedges transferred to the balance sheet, net of tax	[1]	(6)					(6)			(6)
Repurchase of ordinary share capital		(776)	[1]	0				(776)	[1]	(776)	[1]
Share-based payments, net of tax	[1]	726		176	1,188			(638)		726
Share of equity-accounted entities’ changes in equity, net of tax	[1]	1,341						1,341		1,341
Issue of perpetual hybrid bonds	[1]	11,861						(48)		(48)		11,909
Payments on issue of perpetual hybrid bonds	[1]	(89)								0		(89)
Tax on issue of perpetual hybrid bonds	[1]	3						3		3
Transactions involving non-controlling interests, net of tax	[1]	763						(64)		(64)			827
Equity outstanding, end of period at Dec. 31, 2020	[1]	85,568		46,701	(13,224)	(8,719)	(808)	47,300		71,250		12,076	2,242
Profit (loss) for the year	[1]	8,487	[2]					7,565		7,565		507	415
Other comprehensive income	[1]	2,065	[2]			(846)	(209)	3,144		2,089			(24)
Total comprehensive income	[1]	10,552	[2]			(846)	(209)	10,709		9,654		507	391
Dividends		(4,627)	[1],[3]	0				(4,316)	[1],[3]	(4,316)	[1],[3]		(311)	[1],[3]
Cash flow hedges transferred to the balance sheet, net of tax	[1]	10					10			10
Repurchase of ordinary share capital		(3,151)	[1]	0				(3,151)	[1]	(3,151)	[1]
Share-based payments, net of tax	[1]	632		170	600			(138)		632
Share of equity-accounted entities’ changes in equity, net of tax	[1]	556						556		556
Issue of perpetual hybrid bonds	[1]	924						(26)		(26)		950
Payments on issue of perpetual hybrid bonds	[1]	(499)				(7)				(7)		(492)
Tax on issue of perpetual hybrid bonds	[1]	0						0		0
Transactions involving non-controlling interests, net of tax	[1]	494						881		881			(387)
Equity outstanding, end of period at Dec. 31, 2021	[1]	90,439		46,871	(12,624)	(9,572)	(1,027)	51,815		75,463		13,041	1,935
Profit (loss) for the year	[1]	(1,357)	[2]					(2,487)		(2,487)		519	611
Other comprehensive income	[1]	8,208	[2]			6,914	770	585		8,269			(61)
Total comprehensive income	[1]	6,851	[2]			6,914	770	(1,902)		5,782		519	550
Dividends		(4,659)	[1],[3]	0				(4,365)	[1],[3]	(4,365)	[1],[3]		(294)	[1],[3]
Cash flow hedges transferred to the balance sheet, net of tax	[1]	(1)					(1)			(1)
Issued capital, ordinary shares	[1]	820		820						820
Repurchase of ordinary share capital		(10,493)	[1]	0				(10,493)	[1]	(10,493)	[1]
Share-based payments, net of tax	[1]	847		182	471			194		847
Share of equity-accounted entities’ changes in equity, net of tax	[1]	0						0		0
Issue of perpetual hybrid bonds	[1]	370						(4)		(4)		374
Payments on issue of perpetual hybrid bonds	[1]	(529)				15				15		(544)
Tax on issue of perpetual hybrid bonds	[1]	0						0		0
Transactions involving non-controlling interests, net of tax	[1]	(657)						(513)		(513)			(144)
Equity outstanding, end of period at Dec. 31, 2022	[1]	$ 82,990		$ 47,873	$ (12,153)	$ (2,643)	$ (256)	$ 34,732		$ 67,553		$ 13,390	$ 2,047

[1]	See Note 31 for further information.
[2]	See Note 32 for further information.
[3]	See Note 10 for further information.